Accounts Payable and Accrued Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Other Liabilities

NOTE 7 - ACCOUNTS PAYABLE AND ACCRUED OTHER LIABILITIES

Accounts payable and accrued other liabilities consisted of the following:

	September 30, 2020	December 31, 2019
Accounts payable	$773,807	$901,244
Rental deposits	11,146	14,381
Customer deposits payable	47,905	46,089
Accrued wages & payroll liabilities	453	1,965
Property tax payable	-	2,770
VAT liability & sales tax payable	100,232	64,051
Pre-merger accrued other liabilities	65,948	65,948
Accrued interest	80,481	35,462
Accrued other liabilities	22,500	32,307
Total	$1,102,472	$1,164,217

NOTE 7 - ACCOUNTS PAYABLE AND ACCRUED OTHER LIABILITIES

Accounts payable and accrued other liabilities consisted of the following:

	December 31, 2019	December 31, 2018
Accounts payable	$901,244	$625,157
Rental deposits	14,381	22,991
Customer deposits payable	46,089	37,099
Accrued wages & payroll liabilities	1,965	14,807
Property tax payable	2,770	31,955
VAT liability & sales tax payable	64,051	47,875
Pre-merger accrued other liabilities	65,948	65,948
Accrued interest	35,462	-
Accrued other liabilities	32,307	28,634
Total	$1,164,217	$874,466